DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Deposits Prepayments And Other Receivables Net
Prepaid marketing service amortized	$ 0	$ 860,000
Allowance for expected credit losses	$ 1,275		$ 407,081